Submission	Jan. 30, 2026
Submission [Line Items]
Central Index Key	0002037804
Registrant Name	New Mountain Private Credit Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES